As filed with the Securities and Exchange Commission
                                on April 28, 1998
                       Registration No. 2-97817; 811-4305

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                       SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549
                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]

                           Post-Effective Amendment No. 53     [X]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                                Amendment No. 55               [X]

                        (Check appropriate box or boxes)
                             -----------------------
                               NATIONS FUND TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                            --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
      Robert M. Kurucza, Esq.                      Carl Frischling, Esq.
      Marco E. Adelfio, Esq.                       Kramer, Levin, Naftalis
      Morrison & Foerster LLP                         & Frankel
      2000 Pennsylvania Ave., N.W.                 919 3rd Avenue
      Suite 5500                                   New York, New York 10022
      Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant       [X]  on May 28, 1998, pursuant
        to Rule 485(b), or                         to Rule 485(b), or
[ ]  60 days after filing pursuant          [ ]  on (date) pursuant
        to Rule 485(a), or                         to Rule 485(a).
[ ]  75 days after filing pursuant to       [ ]  on (date) pursuant to
        paragraph (a)(2)                           paragraph (a)(2) of Rule 485

If appropriate, check the following box:
 [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 53 to the Registration Statement of Nations Fund Trust (the "Trust") hereby incorporates by reference all the information set forth in Parts A, B & C of Post Effective Amendment No. 52 under the Securities Act of 1933 and Amendment No. 54 under the Investment Company Act of 1940, which was filed on March 30, 1998. The sole purpose of this Post-Effective Amendment is to delay the effectiveness of Post-Effective Amendment No. 52.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 28th day of April, 1998.

                                               NATIONS FUND TRUST

                                               By:           *
                                                     A. Max Walker
                                                     President and Chairman
                                                     of the Board of Trustees

                                               By:   /s/ Richard H. Blank, Jr.
                                                     Richard H. Blank, Jr.
                                                     *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                                    TITLE                                 DATE

                *                              President and Chairman                  April 28, 1998
----------------------------------
(A. Max Walker)                               of the Board of Trustees
                                            (Principal Executive Officer)

                *                                     Treasurer                        April 28, 1998
----------------------------------
(Richard H. Rose)                                  Vice President
                                              (Principal Financial and
                                                 Accounting Officer)

                *                                      Trustee                         April 28, 1998
----------------------------------
(Edmund L. Benson, III)

                *                                      Trustee                         April 28, 1998
----------------------------------
(James Ermer)

                *                                      Trustee                         April 28, 1998
----------------------------------
(William H. Grigg)

                *                                      Trustee                         April 28, 1998
----------------------------------
(Thomas F. Keller)

                *                                      Trustee                         April 28, 1998
----------------------------------
(Carl E. Mundy, Jr.)

                *                                      Trustee                         April 28, 1998
----------------------------------
(Charles B. Walker)

                *                                      Trustee                         April 28, 1998
----------------------------------
(Thomas S. Word)

                *                                      Trustee                         April 28, 1998
----------------------------------
(James B. Sommers)

/s/ Richard H. Blank, Jr.
Richard H. Blank, Jr.
*Attorney-in-Fact